Non-current assets - trade and other receivables	6 Months Ended
Dec. 31, 2023
Non-current assets - trade and other receivables [Abstract]
Non-current assets - trade and other receivables	Note 9. Non-current assets - trade and other receivables
	31 Dec 2023	30 Jun 2023
	$'000	$'000

Other non-current debtors	275	307